Fair Value Measurements - Measurement of Assets and Liabilities at Fair Value on Recurring Basis (Detail) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 25, 2021	Dec. 26, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	$ 1,686	$ 1,911
Contingent consideration payable	(12,347)	(14,197)
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	1,686	1,911
Contingent consideration payable	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Contingent consideration payable	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0	0
Contingent consideration payable	(12,347)	(14,197)
Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	1,502	(4,193)
Interest rate swaps | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	0	0
Interest rate swaps | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	1,502	(4,193)
Interest rate swaps | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	0	0
Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	14	(12)
Foreign exchange forward contracts | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	0	0
Foreign exchange forward contracts | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	14	(12)
Foreign exchange forward contracts | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative asset	$ 0	$ 0